Cover Document	Jan. 22, 2020
Cover page.
Document Type	8-K
Entity Registrant Name	PTC Inc.
Document Period End Date	Jan. 22, 2020
Entity Incorporation, State or Country Code	MA
Entity File Number	0-18059
Entity Tax Identification Number	04-2866152
Entity Central Index Key	0000857005
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	PTC
Security Exchange Name	NASDAQ
Entity Address, Address Line One	121 Seaport Boulevard
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(781)
Local Phone Number	370-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false